SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			12 Months Ended
	Jun. 06, 2024	Nov. 12, 2021	Dec. 28, 2025	Dec. 31, 2022	Sep. 02, 2025	Dec. 29, 2024
Stock warrants issued to placement agent, Exercise price		$ 0.01	$ 5.50
Term of warrant			five-year
Stock repurchase	625,000
Common stock shares authorized			50,000,000			50,000,000
Preferred stock shares authorized			2,000,000			2,000,000
Common stock per shares			$ 0.002		$ 1.48	$ 0.002
Preferred stock per shares			$ 0.001			$ 0.001
Common stock shares issued			6,154,724			6,154,724
Common stock shares outstanding			6,154,724			6,154,724
Public warrants outstanding			2,746,838
Repurchase program description			the Company had repurchased an aggregate of 306,394 shares, including 91,394 shares under the Repurchase Program, all of which were repurchased during fiscal 2024. As a result, the Company may repurchase up to an additional 533,606 shares under the Repurchase Program
Warrant Exercised			2,746,838	13,612
Fair value of warrant				$ 74,866
Maxim [Member]
Common stock per shares			$ 0.002
Proceed from issuance of common stock warrants			$ 3,565,880
Registration payment arrangement			25,000,000
Outstanding common stock value			$ 75,000,000
Underwriting Agreement [Member]
Number of units to purchase		2,400,000
Warrant Exercised		2,760,000
Common stock purchase		360,000
Warrant to Purchase		$ 360,000
Net proceed from sales of common stock and warrants		$ 10,696,575
Private Placement [Member]
Stock warrants issued to placement agent, Exercise price				$ 5.50